Hotchkis & Wiley Large Cap Disciplined Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%		Shares	Value
Aerospace & Defense - 2.9%
Boeing Co. (a)		4,960	$845,928
General Dynamics Corp.		1,500	408,870
RTX Corp.		8,300	1,099,418
			2,354,216

Air Freight & Logistics - 2.0%
FedEx Corp.		6,620	1,613,824

Automobile Components - 3.3%
Aptiv PLC (a)		15,700	934,150
BorgWarner, Inc.		14,200	406,830
Magna International, Inc.		40,100	1,362,999
			2,703,979

Automobiles - 2.2%
General Motors Co.		39,300	1,848,279

Banks - 11.7%
Bank of America Corp.		16,700	696,891
Citigroup, Inc.		41,204	2,925,072
Citizens Financial Group, Inc.		30,000	1,229,100
First Citizens BancShares, Inc./NC - Class A		229	424,593
Truist Financial Corp.		15,100	621,365
US Bancorp		32,900	1,389,038
Wells Fargo & Co.		32,434	2,328,437
			9,614,496

Beverages - 1.0%
Anheuser-Busch InBev SA/NV - ADR		12,800	787,968

Capital Markets - 3.1%
Bank of New York Mellon Corp.		10,700	897,409
Goldman Sachs Group, Inc.		340	185,739
State Street Corp.		16,200	1,450,386
			2,533,534

Chemicals - 1.3%
Olin Corp.		27,200	659,328
PPG Industries, Inc.		3,800	415,530
			1,074,858

Communications Equipment - 7.8%
F5, Inc. (a)		14,600	3,887,542
Telefonaktiebolaget LM Ericsson - ADR		322,250	2,500,660
			6,388,202

Construction & Engineering - 0.3%
Fluor Corp. (a)		7,200	257,904

Consumer Finance - 0.8%
Capital One Financial Corp.		3,800	681,340

Electric Utilities - 2.0%
PPL Corp.		44,800	1,617,728

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC		5,600	791,392

Energy Equipment & Services - 3.7%
Baker Hughes Co.		16,600	729,570
NOV, Inc.		96,100	1,462,642
Schlumberger NV		19,800	827,640
			3,019,852

Entertainment - 0.8%
Warner Bros Discovery, Inc. (a)		57,700	619,121

Financial Services - 2.7%
Corebridge Financial, Inc.		25,100	792,407
Fidelity National Information Services, Inc.		19,500	1,456,260
			2,248,667

Food Products - 2.6%
Conagra Brands, Inc.		18,900	504,063
Kraft Heinz Co.		54,900	1,670,607
			2,174,670

Ground Transportation - 0.8%
Norfolk Southern Corp.		2,700	639,495

Health Care Equipment & Supplies - 5.2%
GE HealthCare Technologies, Inc.		18,412	1,486,032
Medtronic PLC		20,182	1,813,555
Solventum Corp. (a)		5,400	410,616
Zimmer Biomet Holdings, Inc.		5,140	581,745
			4,291,948

Health Care Providers & Services - 9.6%
Centene Corp. (a)		13,900	843,869
Cigna Group		2,400	789,600
CVS Health Corp.		24,400	1,653,100
Elevance Health, Inc.		5,440	2,366,182
HCA Healthcare, Inc.		2,460	850,053
Humana, Inc.		3,800	1,005,480
Labcorp Holdings, Inc.		1,800	418,932
			7,927,216

Hotels, Restaurants & Leisure - 0.5%
Booking Holdings, Inc.		90	414,622

Insurance - 4.2%
American International Group, Inc.		29,100	2,529,954
Hartford Insurance Group, Inc.		7,400	915,602
			3,445,556

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A		8,100	1,252,584

IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A		5,100	390,150

Machinery - 4.7%
CNH Industrial NV		66,700	819,076
Cummins, Inc.		4,470	1,401,077
Deere & Co.		900	422,415
PACCAR, Inc.		8,200	798,434
Timken Co.		5,500	395,285
			3,836,287

Media - 4.8%
Comcast Corp. - Class A		63,700	2,350,530
Omnicom Group, Inc.		4,900	406,259
Paramount Global - Class B (b)		35,000	418,600
WPP PLC - ADR		21,300	808,548
			3,983,937

Multi-Utilities - 2.0%
Dominion Energy, Inc.		29,900	1,676,493

Oil, Gas & Consumable Fuels - 7.9%
APA Corp.		111,400	2,341,628
Cenovus Energy, Inc.		29,500	410,345
ConocoPhillips		6,869	721,383
Murphy Oil Corp.		9,100	258,440
Ovintiv, Inc.		25,700	1,099,960
Shell PLC - ADR		22,462	1,646,015
			6,477,771

Personal Care Products - 1.3%
Unilever PLC - ADR		18,200	1,083,810

Pharmaceuticals - 1.0%
GSK PLC - ADR		10,340	400,571
Sanofi SA - ADR		7,000	388,220
			788,791

Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology, Inc.		6,020	523,078

Software - 3.9%
Workday, Inc. - Class A (a)		13,800	3,222,714

Specialty Retail - 0.5%
Lithia Motors, Inc.		1,300	381,602
TOTAL COMMON STOCKS (Cost $64,669,698)			80,666,084

SHORT-TERM INVESTMENTS - 2.3%			Value
Investments Purchased with Proceeds from Securities Lending - 0.5%		Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (c)		385,860	385,860

Time Deposits - 1.8%		Par
Citigroup, Inc., 1.35%, 04/01/2025 (d)	EUR	3	4
JPMorgan Chase and Company, 3.68%, 04/01/2025 (d)		1,481,280	1,481,280
			1,481,284
TOTAL SHORT-TERM INVESTMENTS (Cost $1,867,143)			1,867,144

TOTAL INVESTMENTS - 100.5% (Cost $66,536,841)			82,533,228
Liabilities in Excess of Other Assets - (0.5)%			(402,760)
TOTAL NET ASSETS - 100.0%			$82,130,468
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
EUR - Euro PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $378,012 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Large Cap Disciplined Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,666,084	$–	$–	$80,666,084
Investments Purchased with Proceeds from Securities Lending	385,860	–	–	385,860
Time Deposits	–	1,481,284	–	1,481,284
Total Investments	$81,051,944	$1,481,284	$–	$82,533,228

Refer to the Schedule of Investments for further disaggregation of investment categories.